Research and Development Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development Revenue [Abstract]
Schedule of Research and Development Revenue	For the years ended December 31, 2023 and 2022, the Company’s revenues disaggregated by the major sources was as follows (in thousands):
	Year Ended December 31,
	2023	2022
BARDA	$17,027	$24,827
Other U.S governmental authorities	1,029	541
Total revenue	$18,056	$25,368